CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (926,950)	$ (134,820)	¥ (918,714)	¥ (253,567)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	3,851	560	288,763
Depreciation and amortization	25,778	3,749	8,109	5,470
Loss on disposal of property and equipment			120
Loss/(gain) from equity method investments	(1,710)	(249)	4,890
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(92,291)	(13,420)	(30,222)	3,139
Deferred costs	(229,007)	(33,308)	(73,032)	(14,058)
Other non-current assets	(4,286)	(623)	(7,480)	(914)
Accrued expenses and other current liabilities	214,697	31,226	164,245	35,710
Deferred revenue	1,175,597	170,983	1,382,859	313,492
Other non-current liabilities	14,864	2,162
Net cash generated from operating activities	180,543	26,260	819,538	89,272
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(4,352,103)	(632,987)	(2,139,097)	(858,500)
Proceeds from maturity of short-term investments	3,708,810	539,424	1,931,027	757,500
Acquisition of property and equipment	(517,763)	(75,306)	(398,190)	(15,871)
Acquisition of intangible assets	(665)	(97)	(746)	(824)
Consideration paid for a business acquisition, net of cash received of 301			(699)
Payment for equity method investments	(25,000)	(3,636)	(8,190)
Net cash used in investing activities	(1,186,721)	(172,602)	(615,895)	(117,695)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties	253,672	36,895	7,944	(276)
Amounts due to a related party				(24,000)
Capital contribution from Series B and B+ convertible redeemable preferred shareholders			732,709
Capital contribution from a noncontrolling shareholder			200
Recapitalization in connection with the Group’s 2016 reorganization				(293,644)
Capital contribution (withdrew) from Series A convertible redeemable preferred shareholders			(285,078)	335,000
Capital contribution (withdrew) from equity shareholders			(30,000)	30,000
Repurchase of equity from shareholders			(41,303)
Cash dividend to a Series A convertible redeemable preferred shareholder			(43,000)
Proceeds from initial public offering, net of issuance cost of 80,128	1,109,517	161,373
Payment for share repurchase	(33,971)	(4,941)
Proceeds from bank loan	260,000	37,815
Repayment of bank loan	(1,875)	(273)
Net cash generated from financing activities	1,587,343	230,869	341,472	47,080
Effect of exchange rate changes	108,186	15,735	(8,759)
Net increase in cash and cash equivalents	689,351	100,262	536,356	18,657
Cash and cash equivalents at beginning of the year	559,459	81,370	23,103	4,446
Cash and cash equivalents at end of the year	1,248,810	181,632	559,459	23,103
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	7,194	1,046	2,180	¥ 1,902
Payables to acquire buildings	61,540	8,951	¥ 240,390
Supplemental disclosure of cash flow information:
Interest paid	¥ 1,099	$ 160